RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of balances with related parties
	December 31,
	2022	2021

Long-term Loan from A major stockholder	236	239
Trade accounts payable (*)	433	-

Schedule of transactions with related parties
	December 31,	December 31,
	2022	2021

Management fees to a major stockholder	34	49
Sales and marketing (*)	425	-
Interest on loans from a major stockholder	22	13
Stockholder’s Salaries	98	-